Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
At cost:
Trademark	49,875	49,924	6,840
Patent	122	122	17
Copyright	214	238	33
Software	9,993	9,993	1,369
License acquired	371,700	371,700	50,922
Total	431,904	431,977	59,181
Less: accumulated amortization	(19,750)	(26,721)	(3,661)
Intangible assets, net	412,154	405,256	55,520

For the years ended December 31, 2022, 2023 and 2024, amortization expense was RMB7,038, RMB6,964 and RMB 6,969 (US$955), respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending December 31,	RMB	US$
2025	6,450	884
2026	5,704	781
2027	5,082	696
2028	5,061	693
2029	5,054	692
Thereafter	6,305	864
Total	33,656	4,610